Stock Based Compensation Plans: (Details Text) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Maximum share available for option	10% of the issued and outstanding shares on a rolling basis
Option vesting period	10 years
Unvested option unrecognized cost	$ 1,200,000
The grant date fair value	$ 1.39	$ 1.23
Restricted stock granted	700,000	200,000
Non-cash compensation expense	1,600,000	1,100,000
Unvested Employee Retention Units granted to directors and executive officers	1,457,500
Unvested Employee Retention Units granted to employees	315,000
The minimum value Employee Retention Units	$ 7,700,000